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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: ______________

   This Amendment (Check only one):    [_] is a restatement
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Liberty Mutual Retirement Plan Master Trust
Address: 175 Berkeley Street
         Boston, Massachusetts 02116

Form 13F File Number: 028-14959

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott D. Fitzhenry
Title:   Chief Compliance Officer, Investments
Phone:   617-357-9500

Signature, Place and Date of Signing:

 /s/ Scott D. Fitzhenry      Boston, Massachusetts          August 13, 2012

Report Type (Check one.):

[_] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number       Name
    --------------------       ----
    028-14589                  Liberty Mutual Group Asset Management Inc.

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